PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following as of the year-end dates listed below:

	As of December 31,
	2013	2012
Cost:
Computers, peripheral equipment and software	$1,429	$1,407
Office furniture and equipment	199	197
Leasehold improvements	91	91
	1,719	1,695
Accumulated depreciation	1,671	1,625
Depreciated cost	$48	$70